SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 27, 2020	Dec. 26, 2020	Jun. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Description of fiscal year-end	The Company’s fiscal year is a 52/53 week year ending on the last Saturday in June. In a 52-week fiscal year, each of the Company’s quarterly periods will comprise 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company’s first 53-week fiscal year will occur in fiscal year 2024. The Company’s fiscal years ended June 27, 2020 and June 29, 2019 included 52 weeks.
Restricted cash	$ 9,873	$ 6,010	$ 55,618